                                                           PROSPECTUS SUPPLEMENT

                                                           August 25, 2005
MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective November 1, 2005, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the name of the Equity Growth Portfolio (the "Portfolio") to "U.S. Large Cap Growth Portfolio." Upon effectiveness of this change, all references to "Equity Growth Portfolio" in the Prospectus will be replaced with "U.S. Large Cap Growth Portfolio."

The first and second paragraphs of the section of the Portfolio's Prospectus titled "Equity Growth Portfolio--Approach" are hereby deleted in their entirety and replaced by the following:

   The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. issuers with capitalizations within the range of companies included in the Russell 1000 Growth Index. As of June 30, 2005, these market capitalizations ranged between $457.2 million and $367.5 billion. The Portfolio invests primarily in companies that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. The Adviser emphasizes individual security selection.

   The Adviser may invest up to 20% of the Portfolio's net assets in foreign securities, which may include emerging market securities classified as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs) or foreign U.S. dollar-denominated securities that are traded on a U.S. exchange, or local shares of emerging market countries.

The second paragraph of the section of the Portfolio's Prospectus titled "Equity Growth Portfolio--Process" is hereby deleted in its entirety and replaced by the following:

   Under normal market conditions, at least 80% of the Portfolio's assets will be invested in equity securities of large-cap U.S. issuers. The Portfolio deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Portfolio's policy may be changed by the Fund's Board of Directors, but no change is anticipated. This policy may be changed without shareholder approval; however, you will be notified in writing of any changes.

Consistent with representations made in the Portfolio's existing prospectus, the Portfolio's Board of Directors is providing notice of the investment policy change and name change prior to implementation of these changes. Shareholders should consider whether the Portfolio remains an appropriate investment in light of these changes.

[SIDENOTE]

Supplement dated August 25, 2005 to the Prospectus dated April 29, 2005 of:

Equity Growth Portfolio


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

                                                           August 25, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 25, 2005, the Fund changed its name from Large Cap Relative Value Portfolio (the "Portfolio") to "Large Cap Value Portfolio." Upon effectiveness of this change, all references to "Large Cap Relative Value Portfolio" in the Prospectus will be replaced with "Large Cap Value Portfolio."

[SIDENOTE]

Large Cap Relative Value Portfolio


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                           PROSPECTUS SUPPLEMENT

                                                           August 25, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective August 25, 2005, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the name of the Value Equity Portfolio (the "Portfolio") to "Large Cap Relative Value Portfolio." Upon effectiveness of this change, all references to "Value Equity Portfolio" in the Prospectus will be replaced with "Large Cap Relative Value Portfolio."

The second paragraph of the section of the Portfolio's Prospectus titled "Value Equity Portfolio - Process" is hereby deleted in its entirety and replaced by the following:

   Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies with capitalizations within the range of companies included in the Russell 1000 Value Index. As of June 30, 2005, these market capitalizations ranged between $457.2 million and $367.5 billion. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The following sentence is hereby added within the "Value Equity Portfolio - Process" section of the Portfolio's Prospectus:

   The Portfolio may invest up to 15% of its net assets in Real Estate Investment Trusts ("REITs").

The following paragraph is hereby added within the "Value Equity Portfolio - Risks" section of the Portfolio's Prospectus:

   REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

[SIDENOTE]

Supplement dated August 25, 2005 to the Prospectus dated April 29, 2005 of:

Value Equity Portfolio


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

                                  August 25, 2005

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Effective November 1, 2005, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the name of the Equity Growth Portfolio to "U.S. Large Cap Growth Portfolio." Upon effectiveness of this change, all references to "Equity Growth Portfolio" in the Statement of Additional Information will be replaced with "U.S. Large Cap Growth Portfolio."

Effective August 25, 2005, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the name of the Value Equity Portfolio to "Large Cap Relative Value Portfolio." Upon effectiveness of this change, all references to "Value Equity Portfolio" in the Statement of Additional Information will be replaced with "Large Cap Relative Value Portfolio."

[SIDENOTE]

Supplement dated August 25, 2005 to the Statement of Additional Information of Morgan Stanley Institutional Fund, Inc. dated April 29, 2005 of:

Equity Growth Portfolio

Value Equity Portfolio


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.